Business and Basis of Presentation Revised Condensed Balance Sheet (Details) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cash and cash equivalents	$ 365	$ 321	$ 2,294	$ 749
Investment securities	621	604
Personal loans	4,378	4,300
SpringCastle Portfolio	0	1,703
Real estate loans	517	538
Retail sales finance	19	23
Net finance receivables	4,914	6,564
Unearned insurance premium and claim reserves	(245)	(250)	(216)
Allowance for finance receivable losses	(217)	(224)	(181)	(180)
Net finance receivables, less unearned insurance premium and claim reserves and allowance for finance receivable losses	4,452	6,090
Finance receivables held for sale	776	793
Notes receivable from parent and affiliates	3,775	3,804
Restricted cash and cash equivalents	225	295
Other assets	287	281
Assets	10,501	12,188	12,362
Long-term debt	7,187	9,582
Note payable to affiliate	374	0
Insurance claims and policyholder liabilities	228	230
Deferred and accrued taxes	181	128
Other liabilities	266	216
Total liabilities	8,236	10,156
Common stock	5	5
Additional paid-in capital	800	789
Accumulated other comprehensive loss	(17)	(24)	3	3
Retained earnings	1,477	1,341
Springleaf Finance Corporation shareholder’s equity	2,265	2,111		2,106
Non-controlling interests	0	(79)
Total shareholder’s equity	2,265	2,032	1,997	1,977
Total liabilities and shareholder’s equity	10,501	12,188
Scenario, Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cash and cash equivalents	365	321	$ 2,294
Investment securities	621	604
Personal loans	4,378	4,300
SpringCastle Portfolio	0	1,576
Real estate loans	503	524
Retail sales finance	19	23
Net finance receivables	4,900	6,423
Unearned insurance premium and claim reserves	(245)	(250)
Allowance for finance receivable losses	(211)	(219)
Net finance receivables, less unearned insurance premium and claim reserves and allowance for finance receivable losses	4,444	5,954
Finance receivables held for sale	776	796
Notes receivable from parent and affiliates	3,775	3,804
Restricted cash and cash equivalents	225	295
Other assets	286	281
Assets	10,492	12,055
Long-term debt	7,187	9,582
Note payable to affiliate	374	0
Insurance claims and policyholder liabilities	228	230
Deferred and accrued taxes	178	103
Other liabilities	266	217
Total liabilities	8,233	10,132
Common stock	5	5
Additional paid-in capital	769	758
Accumulated other comprehensive loss	(17)	(24)
Retained earnings	1,502	1,330
Springleaf Finance Corporation shareholder’s equity	2,259	2,069		$ 2,069
Non-controlling interests	0	(146)
Total shareholder’s equity	2,259	1,923
Total liabilities and shareholder’s equity	$ 10,492	$ 12,055